PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Solution Income Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 18.6%
10,228  Health Care Select
Sector SPDR Fund
$ 1,493,390
1.0
558,166  Schwab U.S. TIPS
ETF
15,009,084
10.2
85,067  Vanguard FTSE
Developed Markets
ETF
4,323,956
2.9
32,252  Vanguard FTSE
Emerging Markets ETF
1,459,725
1.0
52,217  Vanguard Long-Term
Treasury ETF
3,008,221
2.0
45,840  Vanguard Total
International Bond ETF
2,237,909
1.5
Total Exchange-Traded
Funds
(Cost $26,729,958)
27,532,285
18.6
MUTUAL FUNDS: 81.4%
Affiliated Investment Companies: 81.4%
861,462  Voya High Yield Bond
Fund - Class R6
5,926,859
4.0
4,528,201  Voya Intermediate
Bond Fund - Class R6
39,667,040
26.8
907,512  Voya Large Cap Value
Portfolio - Class R6
5,898,831
4.0
300,523  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
2,894,034
2.0
600,758  Voya Multi-Manager
International Equity
Fund - Class I
6,536,248
4.4
238,398  Voya Multi-Manager
Mid Cap Value Fund
- Class I
2,214,719
1.5
38,403  Voya Russell
TM
Large
Cap Growth Index
- Class I
2,831,841
1.9
1,275,239  Voya Short Duration
Bond Fund - Class R6
11,948,991
8.1
484,133  Voya U.S. Stock Index
Portfolio - Class I
9,387,337
6.4
1,422,878  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
13,431,966
9.1
517,246  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
14,596,678
9.9
198,081  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
2,107,585
1.4
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
31,451  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 2,809,544
1.9
Total Mutual Funds
(Cost $118,985,656)
120,251,673
81.4
Total Long-Term
Investments
(Cost $145,715,614)
147,783,958
100.0
Total Investments in
Securities
(Cost $145,715,614) $ 147,783,958 100.0
Assets in Excess of
Other Liabilities 9,548 0.0
Net Assets $ 147,793,506 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Solution Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 27,532,285 $ — $ — $ 27,532,285
Mutual Funds 120,251,673 — — 120,251,673
Total Investments, at fair value $ 147,783,958 $ — $ — $ 147,783,958
Total Assets $ 147,783,958 $ — $ — $ 147,783,958
Liabilities Table
Other Financial Instruments+
Futures $ (11,896) $ — $ — $ (11,896)
Total Liabilities $ (11,896) $ — $ — $ (11,896)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 5,993,106 $ 183,119 $ (207,849) $ (41,517) $ 5,926,859 $ 97,727 $ 7,224 $ —
Voya Intermediate Bond Fund -
Class R6
39,321,582 1,657,400 (2,250,982) 939,040 39,667,040 431,401 (314,235) —
Voya Large Cap Value Portfolio -
Class R6
5,642,510 273,568 (179,145) 161,898 5,898,831 — 14,350 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
2,849,063 118,465 (156,248) 82,754 2,894,034 — 8,819 —
Voya Multi-Manager International
Equity Fund - Class I
6,497,223 160,114 (476,034) 354,945 6,536,248 — 75,177 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
2,100,716 226,242 (66,349) (45,890) 2,214,719 — 6,212 —
Voya Russell
TM
Large Cap Growth
Index - Class I
3,075,129 198,107 (85,466) (355,929) 2,831,841 — 46,518 —
Voya Short Duration Bond Fund -
Class R6
13,583,386 335,701 (2,082,973) 112,877 11,948,991 149,940 (57,223) —
Voya U.S. Stock Index Portfolio -
Class I
8,107,116 2,008,566 (271,604) (456,741) 9,387,337 — 19,564 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
14,747,528 285,575 (2,304,755) 703,618 13,431,966 — (397,826) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
14,769,032 338,810 (472,721) (38,443) 14,596,678 — 19,751 —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
2,108,893 230,018 (69,496) (161,830) 2,107,585 — 3,065 —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
3,019,435 192,052 (73,708) (328,235) 2,809,544 — 27,853 —
$ 121,814,719 $ 6,207,737 $ (8,697,330) $ 926,547 $ 120,251,673 $ 679,068 $ (540,751) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Solution Income Portfolio
At March 31, 2025, the following futures contracts were outstanding for Voya Solution Income Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 7 06/20/25 $ 709,485 $ (11,896)
$ 709,485 $ (11,896)
Short Contracts:
U.S. Treasury 2-Year Note (4) 06/30/25 (828,688) —
$ (828,688) $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,585,578
Gross Unrealized Depreciation (1,517,234)
Net Unrealized Appreciation $ 2,068,344